OPERATING LEASE - Maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Maturities of lease liabilities
2022	$ 556,651
2023 and thereafter	555,307
Total lease payments	1,111,958
Less: imputed interest	(58,919)
Total operating lease liabilities	$ 1,053,039	$ 351,551